Summary of Asset Retirement Obligation (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Asset Retirement Obligations [Line Items]
Beginning balance	$ 46,493	$ 41,695	$ 41,695	$ 37,465
Liabilities incurred in current period	416	242	2,522	1,488	1,322
Liabilities settled in current period	(1,211)	(550)	(1,354)	(518)
Accretion expense	1,969	1,769	3,630	3,260
Ending balance	47,667	43,156	46,493	41,695	37,465
Less current portion	2,900	690	2,900	690
Asset retirement obligations	$ 44,767	$ 42,466	$ 43,593	$ 41,005